Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Joint Venture [Abstarct]
Schedule of Company’s Joint Venture

The details of the Company’s joint venture are shown below:

			Participation in investments - %
			2024	2023	2022
Investment type	Company	Country	Direct participation
Joint venture	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00	50.00

Schedule of Financial Information of Joint Venture	Financial information of joint venture
	As of December 31,
	2024	2023
Current assets	1	1
Non-current assets	461	581
Shareholders’ equity	462	582
Net income for the year	128	102

Schedule of Breakdown of associates

Breakdown

Amount
As of December 31, 2021	789
Share of profit of associates	44
As of December 31, 2022	833

Share of profit of associates	51
Dividends received	(20)
As of December 31, 2023	864

Share of profit of associates	64
Dividends received	(124)
As of December 31, 2024	804